Presentation of Financial Statements and Significant Accounting Practices Adopted of IFRS 15 impact on Basic and Diluted Earnings Per Share (Detail) - R$ / shares		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings (loss) per share:
Basic, loss for the year attributable to equity holders of the parent (in Reais)		R$ (14.3032)	R$ 0.9596	R$ (7.9057)
Diluted, loss for the year attributable to equity holders of the parent (in Reais)		(13.7076)	0.9585	(7.9057)
Loss per share from continuing operations
Basic, loss from continuing operations attributable to equity holders of the parent (in Reais)		(14.9299)	0.6453	(7.9777)
Diluted, loss from continuing operations attributable to equity holders of the parent (in Reais)		R$ (14.3082)	R$ 0.6446	R$ (7.9777)
Adoption Of IFRS 9 And 15 [member]
Earnings (loss) per share:
Basic, loss for the year attributable to equity holders of the parent (in Reais)	R$ (0.26)
Diluted, loss for the year attributable to equity holders of the parent (in Reais)	(0.24)
Loss per share from continuing operations
Basic, loss from continuing operations attributable to equity holders of the parent (in Reais)	(0.30)
Diluted, loss from continuing operations attributable to equity holders of the parent (in Reais)	R$ (0.28)